Restatement (Summary of Restatement Consolidated Statement of Operations Adjustments) (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 904,222		$ 4,697,351		$ 1,495,977	$ 6,808,201	$ 9,880,608	$ 23,348,714
Cost of revenue	410,892		1,320,464		753,239	2,138,569	3,156,920	9,328,893
Gross profit	493,330		3,376,887		742,738	4,669,632	6,723,688	14,019,821
Operating expense:
General, selling and administrative expense	5,114,115		5,392,625		9,605,377	9,522,883	18,442,839	17,016,789
Impairment of goodwill
Write off of non-compete agreement								468,750
Restructuring costs								377,961
Total operating expense, net							18,442,839	17,863,500
Loss from operations	(4,620,785)		(2,015,738)		(8,862,639)	(4,853,251)	(11,719,151)	(3,843,679)
Other income (expense)
Interest income (expense)	(183,257)		(486,758)		(250,944)	(921,543)	(2,030,321)	(2,782,047)
Amortization of debt issuance costs			(482,588)			(918,254)	(1,026,220)	(1,082,829)
Total interest expense	(183,257)		(969,346)		(250,944)	(1,839,797)	(3,056,541)	(3,864,876)
Gain on sale of assets	77,373		22,165		(395,106)	22,165	(22,108,028)
Accretion of beneficial conversion feature							(3,085,822)	(925,748)
Accretion of debenture discount and warrants							1,208,524	263,648
Change in Fair Value of Warrant Liability	(2,875,554)		(1,013,565)		(4,837,405)	2,710,129	8,953,933	(4,134,166)
Other non operating income / (expense)	3,294,609		1,036,326		4,770,472	(2,682,704)		5,323,562
Total other income (expense)	(3,477,866)		(2,005,672)		(5,021,416)	842,907	20,462,744	(9,188,438)
Income (loss) before provision for income taxes	(8,098,651)		(4,021,410)		(13,884,055)	(4,010,344)	8,743,593	(13,032,117)
Provision for income taxes
Net income (loss)	$ (8,098,651)	$ (5,785,404)	$ (4,021,410)	$ 11,068	$ (13,884,055)	$ (4,010,344)	$ 8,743,593	$ (13,032,117)
Net income / (loss) per share, basic and diluted	$ (0.67)		$ (0.39)		$ (1.24)	$ (0.4)		$ (1.58)
Weighted average shares outstanding, basic	12,129,787		10,213,618		11,210,810	10,126,247	10,121,408	8,253,851
Weighted average shares outstanding, diluted	12,129,787		10,213,618		11,210,810	10,126,247	10,121,408	8,253,851
Previously Reported [Member]
Revenues								$ 23,348,714
Cost of revenue								9,328,893
Gross profit								14,019,821
Operating expense:
General, selling and administrative expense								17,016,789
Impairment of goodwill
Write off of non-compete agreement								468,750
Restructuring costs								377,961
Total operating expense, net								17,863,500
Loss from operations								(3,843,679)
Other income (expense)
Interest income (expense)								(713,826)
Amortization of debt issuance costs								(2,101,377)
Total interest expense								(2,815,203)
Gain on sale of assets
Accretion of beneficial conversion feature
Accretion of debenture discount and warrants
Change in Fair Value of Warrant Liability
Other non operating income / (expense)
Total other income (expense)								(2,815,203)
Income (loss) before provision for income taxes								(6,658,882)
Provision for income taxes
Net income (loss)								$ (6,658,882)
Net income / (loss) per share, basic and diluted								$ (0.81)
Weighted average shares outstanding, basic								8,253,851
Weighted average shares outstanding, diluted								8,253,851
Adjustment [Member]
Revenues
Cost of revenue
Gross profit
Operating expense:
General, selling and administrative expense
Impairment of goodwill
Write off of non-compete agreement
Restructuring costs
Total operating expense, net
Loss from operations
Other income (expense)
Interest income (expense)								(2,068,221)
Amortization of debt issuance costs								1,018,548
Total interest expense								(1,049,673)
Gain on sale of assets
Accretion of beneficial conversion feature								(925,748)
Accretion of debenture discount and warrants								(263,648)
Change in Fair Value of Warrant Liability								(4,134,166)
Other non operating income / (expense)								(5,323,562)
Total other income (expense)								(6,373,235)
Income (loss) before provision for income taxes								(6,373,235)
Provision for income taxes
Net income (loss)								$ (6,373,235)
Net income / (loss) per share, basic and diluted								$ (0.77)
Weighted average shares outstanding, basic								8,253,851
Weighted average shares outstanding, diluted								8,253,851